Investments - Summary of Investments at Fair Value (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Investments Measured At Fair Value [Line Items]
Total Investments	$ 1,168	$ 1,278
420 Capital [member]
Disclosure Of Investments Measured At Fair Value [Line Items]
Total Investments	68	68
Lighthouse [member]
Disclosure Of Investments Measured At Fair Value [Line Items]
Total Investments	1,049	1,209
Fleurish [member]
Disclosure Of Investments Measured At Fair Value [Line Items]
Total Investments	51	0
MassRoots, Inc. [member]
Disclosure Of Investments Measured At Fair Value [Line Items]
Total Investments	$ 0	$ 1